Unaudited Interim Condensed Consolidated Statement of Income (Loss) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Profit or loss [abstract]
Revenues
Other income	1,849	2,965
Operating income	1,849	2,965
Research and development	(28,846)	(22,718)
General and administrative	(8,372)	(10,493)
Operating expenses	(37,218)	(33,210)
Operating loss	(35,369)	(30,245)
Financial income	672	1,265
Financial expenses	(265)	(305)
Financial income (loss)	407	960
Income tax		(1)
Net loss	€ (34,962)	€ (29,286)
Basic / Diluted loss per share (€/share)	€ (1.95)	€ (1.63)